Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 132,172,705.60
Previously Paid Amount	139.00
Total Fee Amount	18,253.05
Total Offset Amount	0
Net Fee	$ 18,114.05
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A